Fair Value Measurements - Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants (Details)	Nov. 04, 2024
Underlying share price [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Fair value of Public Warrants	0.0993
Term (years) [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Fair value of Public Warrants	0.0649
Risk-free rate [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Fair value of Public Warrants	0.0414
Market adjustment [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Fair value of Public Warrants	0.05
Volatility [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Fair value of Public Warrants	0.04